Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Property, plant and equipment
5. Property, plant and equipment
Oil and Gas assets/Facilities, Corporate assets
Cost

	Oil and gas assets/Facilities	Corporate assets	Total
Balance at January 1, 2020	$10,211.6	$175.6	$10,387.2
Capital expenditures	57.0	0.2	57.2
Dispositions	(0.1)	—	(0.1)
Transfer to assets held for sale	423.0	—	423.0
Change in decommissioning liability (1)	(29.0)	—	(29.0)

Balance at December 31, 2020	$10,662.5	$175.8	$10,838.3
Capital expenditures	140.2	0.7	140.9
Business acquisition ( Note 4)	32.9	—	32.9
Dispositions	0.1	—	0.1
Change in decommissioning liability (1)	62.3	—	62.3
Derecognition on acquisition	(545.8)	—	(545.8)

Balance at December 31, 2021	$10,352.2	$176.5	$10,528.7

(1)	Includes additions from drilling activity, facility capital spending, disposals from net property dispositions and changes in estimates as outlined in Note 8.
Accumulated depletion, depreciation and impairment

	Oil and gas assets/Facilities	Corporate Assets	Total
Balance at January 1, 2020	$8,558.2	$150.1	$8,708.3
Depletion and depreciation	115.1	7.0	122.1
Impairments	747.5	18.7	766.2
Transfers to assets held for sale	346.0	—	346.0

Balance at December 31, 2020	$9,766.8	$175.8	$9,942.6
Depletion and depreciation	115.6	0.7	116.3
Impairments	19.5	—	19.5
Impairment reversal	(338.0)	—	(338.0)
Derecognition on acquisition	(545.8)	—	(545.8)

Balance at December 31, 2021	$9,018.1	$176.5	$9,194.6

Net book value

	As at December 31
	2021	2020
Total	$1,334.1	$895.7

At December 31, 2021, future development costs of $735.6 million were included within the depletable base in the depletion and depreciation calculation (2020 - $636.1 million).
Right-of-use
assets
The following table includes a break-down of the categories for right-of-use
assets.

Cost	Office	Transportation	Vehicle	Surface	Total
Balance, January 1, 2020	$12.6	$16.7	$4.1	$2.1	$35.5
Additions (Terminations)	(12.6)	(1.8)	1.6	—	(12.8)

Balance, December 31, 2020	$—	$14.9	$5.7	$2.1	$22.7
Additions (Terminations)	—	1.4	0.7	—	2.1

Balance, December 31, 2021	$—	$16.3	$6.4	$2.1	$24.8

Accumulated amortization	Office	Transportation	Vehicle	Surface	Total
Balance, January 1, 2020	$2.4	$6.0	$1.3	$0.1	$9.8
Amortization	0.5	4.5	1.3	—	6.3
Termination	(2.9)	—	—	—	(2.9)

Balance, December 31, 2020	$—	$10.5	$2.6	$0.1	$13.2
Amortization	—	2.1	1.4	0.1	3.6

Balance, December 31, 2021	$—	$12.6	$4.0	$0.2	$16.8

	As at December 31
	2021	2020
Total	$8.0	$9.5

In 2020, the Company entered into an amending agreement with our building landlord which resulted in renewed lease terms for our Calgary office space. Under the revised agreement, the office lease no longer meets the criteria to be classified as a right-of-use
asset. The office lease provision referenced in Notes 7 and 8 has been updated to reflect the accounting treatment under the revised terms.
Total PP&E
Total PP&E including Oil and Gas assets, Facilities, Corporate assets and
Right-of-use
assets is as follows:

		As at December 31
PP&E	2021	2020
Oil and Gas assets, Facilities, Corporate assets	$1,334.1	$895.7
Right-of-use assets	8.0	9.5

Total	$1,342.1	$905.2

The Company recorded
non-cash
impairment reversals of $338.0 million and
non-cash
impairments of $19.5 million in 2021 compared to
non-cash
impairments of $766.2 million in 2020.
Cardium CGU
At December 31, 2021, the Company completed an assessment to determine if indicators of impairment or an impairment reversal were present. The Company identified an indicator of impairment reversal in our Cardium CGU due to improved forecasted commodity prices. This led to an impairment test being completed following the fair value less costs of disposal method. The after-tax
discount rate applied within the test was approximately
11
percent. Upon completion of the impairment test,
no
 additional impairment or impairment reversal was recorded within our Cardium CGU.
In the second quarter of 2021, the Company recorded a $311.5 million non-cash impairment reversal within our Cardium CGU mainly due to the improved commodity price environment and strong drilling results in the area.
The following table outlines benchmark prices and assumptions, based on an average of four independent reserve evaluators’ forecasts (Sproule Associates Limited, GLJ Ltd., McDaniel & Associates Consultants and Deloitte Resource Evaluation & Advisory), used in completing the impairment tests as at December 31, 2021.

	WTI ($US/bbl)	AECO ($CAD/MMbtu)	Exchange rate ($US equals $1 CAD)	Inflation rate
2022	$71.88	$3.58	$0.80	0%
2023	67.91	3.22	0.80	2.25%
2024	65.42	3.07	0.80	2.0%
2025	66.72	3.14	0.80	2.0%
2026	68.05	3.20	0.80	2.0%
2027 – 20 32	$72.98	$3.43	$0.80	2.0%
Thereafter (inflation percentage)	2%	2%	—	2.0%
The following table outlines the sensitivity to possible changes of the estimated recoverable amount on the Cardium CGU that had an impairment test completed on December 31, 2021.

	Recoverable amount	1% change in discount rate	5% change in cash flows
Cardium	$1,237.4	$73.1	$84.8

Peace River/Viking/Legacy CGU’s
In 2021, we recorded a $21.0 million impairment reversal in our Peace River CGU largely as a result of the Company entering into an agreement to purchase the 45 percent interest of our partner in PROP. The estimated recoverable amount was based on the amount paid to acquire the interest held by the partner. As a result of the PROP acquisition, the Peace River CGU was re-valued upon close and as such any historical impairments can no longer be reversed.
During 2021, we recorded $14.0 million of impairment in our Legacy CGU due to accelerated decommissioning spending in the area. The Legacy CGU has no recoverable amount, as such changes in our decommissioning liability are expensed each period.
In 2021, no indicators of impairment were noted for the Viking CGU.
Prior year impairments
In 2020, the Company recorded $766.2 million of non-cash net impairments across multiple CGU’s, primarily as a result of the low commodity price environment due to the impact of the COVID-19 pandemic.
At December 31, 2020, the Company completed an assessment to determine if indicators of impairment or an impairment reversal were present. As a result of recent improvements in near term commodity prices and positive reserve revisions, the Company concluded that an impairment reversal indicator was present resulting in impairment tests being completed within our Cardium and Peace River CGUs. The Company followed the value-in use method for our Cardium CGU and the fair value less costs of disposal method for our Peace River CGU using proved plus probable reserves. Additionally, the Company identified an indicator of impairment for our Legacy CGU as a result of the planned acceleration of decommissioning spending in the area. This led to an impairment test being completed following the fair value less costs of disposal method. The after-tax discount rates applied within the tests were between 9.5 – 15 percent. No indicator of impairment was noted for our Viking CGU; thus, no test was performed.
Upon completion of the impairment tests, a
n
$18.0 million impairment reversal was recorded within our Peace River CGU and no reversal was recorded within our Cardium CGU. Within our Legacy CGU, as a result of revisions to our decommissioning spending profile the Company recorded a $21.8 million impairment. The Company plans to accelerate decommissioning spending in the area as we focus on reducing our inactive well liability, which led to the impairment.
The following table outlines benchmark prices and assumptions, based on an average of four independent reserve evaluators’ forecasts (Sproule Associates Limited, GLJ Ltd., McDaniel & Associates Consultants and Deloitte Resource Evaluation & Advisory), used in completing the impairment tests as at December 31, 2020.

	WTI ($US/bbl)	AECO ($CAD/MMbtu)	Exchange rate ($US equals $1 CAD)	Inflation rate
2021	$46.88	$2.74	$0.77	0%
2022	51.14	2.70	0.77	1.5%
2023	54.83	2.65	0.77	2.0%
2024	56.48	2.69	0.77	2.0%
2025	57.62	2.74	0.77	2.0%
2026 – 2030	$61.16	$2.91	$0.77	2.0%
Thereafter (inflation percentage)	2%	2%	—	2.0%
The following table outlines the sensitivity to possible changes of the estimated recoverable amounts on the Company’s CGUs that had impairment tests completed on December 31, 2020.

	Recoverable amount		Impairment/ (Impairment reversal)		1% change in discount rate		5% change in cash flows
Cardium		$849.2	$	Nil		$66.9		$66.2
Peace River		28.5		(18.0)		1.3		2.8
Legac y	$	Nil		$21.8	$	Nil	$	Nil
Impairments and impairment reversals have been recorded as Depletion, depreciation, impairment and accretion expense on the Consolidated Statements of Income (Loss).